Mineral Properties and Interests (Tables)	12 Months Ended
Dec. 31, 2021
Mineral Industries Disclosures [Abstract]
Schedule of mineral properties and interests
	December 31,	December 31,
	2021	2020
Kiewit and all other sites	$3,700,000	$3,700,000
JJS property	250,000	250,000
	3,950,000	3,950,000
Less accumulated amortization	(864,436)	(770,560)
	3,085,564	3,179,440
Asset retirement obligation assets
Kiewit Site	725,122	718,289
Kiewit Exploration	28,377	28,377
JJS property	31,016	31,016
Total	784,515	777,682
Less accumulated amortization	(190,427)	(171,254)
	594,088	606,428

Total	$3,679,652	$3,785,868